Schedule of Investments(a)
Invesco BLDRS Asia 50 ADR Index Fund (ADRA)
December 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.18%
Air Freight & Logistics-0.54%
ZTO Express Cayman, Inc., ADR (China)	4,387	$102,437
Automobiles-12.53%
Honda Motor Co. Ltd., ADR (Japan)	18,395	520,762
Toyota Motor Corp., ADR (Japan)	13,224	1,858,501
		2,379,263
Banks-19.56%
HDFC Bank Ltd., ADR (India)	13,581	860,628
ICICI Bank Ltd., ADR (India)	15,959	240,821
KB Financial Group, Inc., ADR (South Korea)	3,991	165,108
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	131,853	715,962
Mizuho Financial Group, Inc., ADR (Japan)	128,927	398,384
Shinhan Financial Group Co. Ltd., ADR (South Korea)(b)	4,575	174,170
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	69,721	516,633
Westpac Banking Corp., ADR (Australia)	34,880	592,262
Woori Financial Group, Inc., ADR (South Korea)	1,687	51,049
		3,715,017
Biotechnology-0.33%
BeiGene Ltd., ADR (China)(b)	378	62,657
Capital Markets-0.92%
Nomura Holdings, Inc., ADR (Japan)	33,702	173,902
Diversified Consumer Services-1.76%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	1,207	146,349
TAL Education Group, ADR (China)(b)	3,913	188,606
		334,955
Diversified Telecommunication Services-2.07%
China Telecom Corp. Ltd., ADR (China)	1,409	58,037
China Unicom Hong Kong Ltd., ADR (China)	5,904	55,261
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	3,860	142,434
PT Telekomunikasi Indonesia (Persero) Tbk, ADR (Indonesia)	4,829	137,627
		393,359
Electric Utilities-0.32%
Korea Electric Power Corp., ADR (South Korea)(b)	5,215	61,693
Entertainment-1.86%
iQIYI, Inc., ADR (China)(b)	2,729	57,609
NetEase, Inc., ADR (China)	702	215,261
Sea Ltd., ADR (Taiwan)(b)	1,999	80,400
		353,270
Hotels, Restaurants & Leisure-0.27%
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	2,134	51,579
Household Durables-4.50%
Sony Corp., ADR (Japan)	12,563	854,284
	Shares	Value
Insurance-1.10%
China Life Insurance Co. Ltd., ADR (China)	15,113	$209,013
Interactive Media & Services-2.70%
58.com, Inc., ADR (China)(b)	941	60,911
Autohome, Inc., ADR (China)(b)	577	46,166
Baidu, Inc., ADR (China)(b)	2,787	352,277
Momo, Inc., ADR (China)	1,596	53,466
		512,820
Internet & Direct Marketing Retail-21.24%
Alibaba Group Holding Ltd., ADR (China)(b)	15,980	3,389,358
JD.com, Inc., ADR (China)(b)	8,866	312,349
Pinduoduo, Inc., ADR (China)(b)	3,661	138,459
Trip.com Group Ltd., ADR (China)(b)	4,152	139,258
Vipshop Holdings Ltd., ADR (China)(b)	3,871	54,852
		4,034,276
IT Services-2.34%
Infosys Ltd., ADR (India)	37,945	391,593
Wipro Ltd., ADR (India)	13,923	52,211
		443,804
Metals & Mining-5.07%
BHP Group Ltd., ADR (Australia)	14,944	817,586
POSCO, ADR (South Korea)	2,869	145,229
		962,815
Oil, Gas & Consumable Fuels-2.82%
China Petroleum & Chemical Corp., ADR (China)	2,591	155,849
CNOOC Ltd., ADR (China)	1,632	272,005
PetroChina Co. Ltd., ADR (China)	2,143	107,857
		535,711
Pharmaceuticals-3.32%
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	32,015	631,656
Semiconductors & Semiconductor Equipment-12.48%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	15,593	86,697
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	38,357	2,228,542
United Microelectronics Corp., ADR (Taiwan)	20,716	55,519
		2,370,758
Technology Hardware, Storage & Peripherals-1.58%
Canon, Inc., ADR (Japan)	10,971	300,057
Wireless Telecommunication Services-2.87%
China Mobile Ltd., ADR (China)	11,228	474,607
SK Telecom Co. Ltd., ADR (South Korea)	3,026	69,931
		544,538
TOTAL INVESTMENTS IN SECURITIES-100.18% (Cost $18,721,067)		19,027,864
OTHER ASSETS LESS LIABILITIES-(0.18)%		(33,253)
NET ASSETS-100.00%		$18,994,611

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)
December 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Airlines-0.24%
Ryanair Holdings PLC, ADR (Ireland)(b)	856	$74,994
Automobiles-5.89%
Honda Motor Co. Ltd., ADR (Japan)	14,302	404,889
Toyota Motor Corp., ADR (Japan)	10,305	1,448,265
		1,853,154
Banks-16.17%
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)	52,645	293,759
Banco Santander S.A., ADR (Spain)	131,205	543,189
Barclays PLC, ADR (United Kingdom)	31,791	302,650
HSBC Holdings PLC, ADR (United Kingdom)	32,588	1,273,865
ING Groep N.V., ADR (Netherlands)	30,764	370,706
Lloyds Banking Group PLC, ADR (United Kingdom)	138,509	458,465
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	102,516	556,662
Mizuho Financial Group, Inc., ADR (Japan)	100,241	309,745
Royal Bank of Scotland Group PLC (The), ADR (United Kingdom)	18,138	116,809
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	54,208	401,681
Westpac Banking Corp., ADR (Australia)	27,119	460,480
		5,088,011
Beverages-4.22%
Anheuser-Busch InBev S.A./N.V., ADR (Belgium)	6,684	548,355
Diageo PLC, ADR (United Kingdom)	4,621	778,269
		1,326,624
Biotechnology-1.06%
Amarin Corp. PLC, ADR (Ireland)(b)	2,834	60,761
Argenx SE, ADR (Netherlands)(b)	337	54,095
Ascendis Pharma A/S, ADR (Denmark)(b)	290	40,345
Galapagos N.V., ADR (Belgium)(b)	398	82,318
Genfit, ADR (France)(b)	307	6,109
Grifols S.A., ADR (Spain)	2,050	47,745
MorphoSys AG, ADR (Germany)(b)	1,005	35,848
Zealand Pharma A/S, ADR (Denmark)(b)	212	7,039
		334,260
Capital Markets-2.86%
Credit Suisse Group AG, ADR (Switzerland)	19,171	257,850
Deutsche Bank AG (Germany)	16,318	126,954
Nomura Holdings, Inc., ADR (Japan)	26,204	135,213
UBS Group AG (Switzerland)	30,245	380,482
		900,499
Communications Equipment-1.10%
Nokia OYJ, ADR (Finland)	44,462	164,954
Telefonaktiebolaget LM Ericsson, ADR (Sweden)	20,664	181,430
		346,384
Construction Materials-0.80%
CRH PLC, ADR (Ireland)	6,241	251,700
Diversified Telecommunication Services-1.50%
Orange S.A., ADR (France)	15,057	219,682
Telefonica S.A., ADR (Spain)	36,074	251,436
		471,118
Electrical Equipment-1.17%
ABB Ltd., ADR (Switzerland)	15,235	367,011
Energy Equipment & Services-0.13%
Tenaris S.A., ADR (Luxembourg)	1,864	42,201
	Shares	Value
Entertainment-0.20%
Sea Ltd., ADR (Taiwan)(b)	1,555	$62,542
Health Care Equipment & Supplies-1.65%
Koninklijke Philips N.V., New York Shares (Netherlands)	7,147	348,774
Smith & Nephew PLC, ADR (United Kingdom)	3,517	169,062
		517,836
Health Care Providers & Services-0.39%
Fresenius Medical Care AG & Co. KGaA, ADR (Germany)	3,346	123,233
Hotels, Restaurants & Leisure-0.68%
Carnival PLC, ADR	1,470	70,795
InterContinental Hotels Group PLC, ADR (United Kingdom)	1,482	101,769
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	1,659	40,098
		212,662
Household Durables-2.17%
Sony Corp., ADR (Japan)	10,045	683,060
Insurance-1.40%
Aegon N.V., New York Shares (Netherlands)	11,086	50,219
Prudential PLC, ADR (United Kingdom)	10,208	388,823
		439,042
Interactive Media & Services-0.07%
LINE Corp., ADR (Japan)(b)	438	21,466
IT Services-0.01%
Endava PLC, ADR (United Kingdom)(b)	90	4,194
Media-0.63%
Criteo S.A., ADR (France)(b)	506	8,769
Pearson PLC, ADR (United Kingdom)	6,163	51,954
WPP PLC, ADR (United Kingdom)	1,970	138,471
		199,194
Metals & Mining-5.03%
ArcelorMittal S.A., New York Shares (Luxembourg)	5,052	88,612
BHP Group Ltd., ADR (Australia)	11,619	635,676
BHP Group PLC, ADR (Australia)	8,338	391,969
Rio Tinto PLC, ADR (Australia)	7,860	466,570
		1,582,827
Multi-Utilities-1.18%
National Grid PLC, ADR (United Kingdom)	5,926	371,383
Oil, Gas & Consumable Fuels-14.15%
BP PLC, ADR (United Kingdom)	26,622	1,004,714
Eni S.p.A., ADR (Italy)	10,043	310,931
Equinor ASA, ADR (Norway)	8,699	173,197
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	16,510	973,760
Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	14,786	886,717
TOTAL S.A., ADR (France)	19,940	1,102,682
		4,452,001
Personal Products-3.90%
Unilever N.V., New York Shares (United Kingdom)	12,196	700,782
Unilever PLC, ADR (United Kingdom)	9,218	526,993
		1,227,775
Pharmaceuticals-19.53%
AstraZeneca PLC, ADR (United Kingdom)	20,714	1,032,800

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)—(continued)
December 31, 2019
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
GlaxoSmithKline PLC, ADR (United Kingdom)	19,706	$925,985
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	243	25,408
Hutchison China MediTech Ltd., ADR (Hong Kong)(b)	483	12,109
Novartis AG, ADR (Switzerland)	20,138	1,906,867
Novo Nordisk A/S, ADR (Denmark)	13,088	757,533
Sanofi, ADR (France)	18,103	908,771
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	24,892	491,119
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	8,601	84,290
		6,144,882
Professional Services-1.28%
RELX PLC, ADR (United Kingdom)	15,883	401,363
Semiconductors & Semiconductor Equipment-3.60%
ASML Holding N.V., New York Shares (Netherlands)	3,361	994,655
STMicroelectronics N.V., New York Shares (Switzerland)	5,175	139,259
		1,133,914
Software-4.03%
Micro Focus International PLC, ADR (United Kingdom)	2,865	40,196
	Shares	Value
Software-(continued)
Nice Ltd., ADR (Israel)(b)	491	$76,179
Opera Ltd., ADR (Norway)(b)	335	3,099
SAP SE, ADR (Germany)	8,535	1,143,604
Talend S.A., ADR(b)	164	6,414
		1,269,492
Technology Hardware, Storage & Peripherals-0.95%
Canon, Inc., ADR (Japan)	8,530	233,295
Logitech International S.A. (Switzerland)	1,367	64,468
		297,763
Tobacco-2.44%
British American Tobacco PLC, ADR (United Kingdom)	18,076	767,507
Wireless Telecommunication Services-1.30%
Vodafone Group PLC, ADR (United Kingdom)	21,155	408,926
TOTAL INVESTMENTS IN SECURITIES-99.73% (Cost $45,829,834)		31,377,018
OTHER ASSETS LESS LIABILITIES-0.27%		84,484
NET ASSETS-100.00%		$31,461,502

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
December 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Air Freight & Logistics-0.75%
ZTO Express Cayman, Inc., ADR (China)	46,241	$1,079,727
Banks-17.33%
Banco Bradesco S.A., ADR (Brazil)	431,568	3,862,534
Bancolombia S.A., ADR (Colombia)	12,099	662,904
HDFC Bank Ltd., ADR (India)	143,482	9,092,454
ICICI Bank Ltd., ADR (India)	168,217	2,538,395
Itau Unibanco Holding S.A., ADR (Brazil)	518,689	4,746,004
KB Financial Group, Inc., ADR (South Korea)	42,069	1,740,395
Shinhan Financial Group Co. Ltd., ADR (South Korea)(b)	48,219	1,835,697
Woori Financial Group, Inc., ADR (South Korea)	17,781	538,053
		25,016,436
Beverages-2.82%
Ambev S.A., ADR (Brazil)	471,545	2,197,400
Fomento Economico Mexicano S.A.B. de C.V., ADR (Mexico)	19,894	1,880,182
		4,077,582
Biotechnology-0.46%
BeiGene Ltd., ADR (China)(b)	3,988	661,051
Chemicals-0.92%
Sasol Ltd., ADR (South Africa)	61,366	1,326,119
Construction Materials-0.42%
Cemex S.A.B. de C.V., ADR (Mexico)	162,028	612,466
Diversified Consumer Services-2.44%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	12,719	1,542,179
TAL Education Group, ADR (China)(b)	41,247	1,988,105
		3,530,284
Diversified Telecommunication Services-2.91%
China Telecom Corp. Ltd., ADR (China)	14,855	611,877
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	40,687	1,501,350
PT Telekomunikasi Indonesia (Persero) Tbk, ADR (Indonesia)	50,897	1,450,565
Telefonica Brasil S.A., ADR (Brazil)	44,331	634,820
		4,198,612
Electric Utilities-1.04%
Enel Americas S.A., ADR (Chile)	78,183	858,449
Korea Electric Power Corp., ADR (South Korea)(b)	54,972	650,319
		1,508,768
Entertainment-1.99%
iQIYI, Inc., ADR (China)(b)	28,762	607,166
NetEase, Inc., ADR (China)	7,396	2,267,909
		2,875,075
Food Products-0.47%
BRF S.A., ADR (Brazil)(b)	77,400	673,380
Insurance-1.53%
China Life Insurance Co. Ltd., ADR (China)	159,297	2,203,078
	Shares	Value
Interactive Media & Services-3.41%
58.com, Inc., ADR (China)(b)	9,917	$641,927
Baidu, Inc., ADR (China)(b)	29,380	3,713,632
Momo, Inc., ADR (China)	16,819	563,437
		4,918,996
Internet & Direct Marketing Retail-24.20%
Alibaba Group Holding Ltd., ADR (China)(b)	135,441	28,727,036
JD.com, Inc., ADR (China)(b)	93,450	3,292,244
Pinduoduo, Inc., ADR (China)(b)	38,587	1,459,360
Trip.com Group Ltd., ADR (China)(b)	43,762	1,467,777
		34,946,417
IT Services-3.24%
Infosys Ltd., ADR (India)	399,967	4,127,659
Wipro Ltd., ADR (India)	146,754	550,328
		4,677,987
Media-0.44%
Grupo Televisa S.A.B., ADR (Mexico)	54,164	635,344
Metals & Mining-4.85%
AngloGold Ashanti Ltd., ADR (South Africa)	44,151	986,333
POSCO, ADR (South Korea)	30,237	1,530,597
Vale S.A., ADR (Brazil)	339,383	4,479,856
		6,996,786
Oil, Gas & Consumable Fuels-7.97%
China Petroleum & Chemical Corp., ADR (China)	27,309	1,642,636
CNOOC Ltd., ADR (China)	17,204	2,867,391
PetroChina Co. Ltd., ADR (China)	22,584	1,136,653
Petroleo Brasileiro S.A., ADR (Brazil)	143,392	2,285,668
Petroleo Brasileiro S.A., ADR (Brazil)	239,852	3,578,592
		11,510,940
Semiconductors & Semiconductor Equipment-17.35%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	164,359	913,836
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	405,228	23,543,747
United Microelectronics Corp., ADR (Taiwan)	218,362	585,210
		25,042,793
Wireless Telecommunication Services-5.36%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	124,885	1,998,160
China Mobile Ltd., ADR (China)	118,349	5,002,612
SK Telecom Co. Ltd., ADR (South Korea)	31,891	737,001
		7,737,773
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $162,700,378)		144,229,614
OTHER ASSETS LESS LIABILITIES-0.10%		147,096
NET ASSETS-100.00%		$144,376,710

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BLDRS Europe Select ADR Index Fund (ADRU)
December 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Airlines-0.29%
Ryanair Holdings PLC, ADR (Ireland)(b)	329	$28,824
Banks-13.12%
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)	20,235	112,911
Banco Santander S.A., ADR (Spain)	50,430	208,780
Barclays PLC, ADR (United Kingdom)	12,219	116,325
HSBC Holdings PLC, ADR (United Kingdom)	12,526	489,641
ING Groep N.V., ADR (Netherlands)	11,824	142,479
Lloyds Banking Group PLC, ADR (United Kingdom)	53,238	176,218
Royal Bank of Scotland Group PLC (The), ADR (United Kingdom)	6,972	44,900
		1,291,254
Beverages-5.18%
Anheuser-Busch InBev S.A./N.V., ADR (Belgium)	2,569	210,761
Diageo PLC, ADR (United Kingdom)	1,776	299,114
		509,875
Biotechnology-1.31%
Amarin Corp. PLC, ADR (Ireland)(b)	1,089	23,348
Argenx SE, ADR (Netherlands)(b)	130	20,868
Ascendis Pharma A/S, ADR (Denmark)(b)	112	15,581
Galapagos N.V., ADR (Belgium)(b)	153	31,645
Genfit, ADR (France)(b)	118	2,348
Grifols S.A., ADR (Spain)	788	18,353
MorphoSys AG, ADR (Germany)(b)	386	13,769
Zealand Pharma A/S, ADR (Denmark)(b)	82	2,722
		128,634
Capital Markets-2.99%
Credit Suisse Group AG, ADR (Switzerland)	7,369	99,113
Deutsche Bank AG (Germany)	6,272	48,796
UBS Group AG (Switzerland)	11,625	146,243
		294,152
Communications Equipment-1.35%
Nokia OYJ, ADR (Finland)	17,090	63,404
Telefonaktiebolaget LM Ericsson, ADR (Sweden)	7,942	69,731
		133,135
Construction Materials-0.98%
CRH PLC, ADR (Ireland)	2,399	96,752
Diversified Telecommunication Services-1.84%
Orange S.A., ADR (France)	5,787	84,432
Telefonica S.A., ADR (Spain)	13,866	96,646
		181,078
Electrical Equipment-1.43%
ABB Ltd., ADR (Switzerland)	5,856	141,071
Energy Equipment & Services-0.17%
Tenaris S.A., ADR (Luxembourg)	717	16,233
Health Care Equipment & Supplies-2.02%
Koninklijke Philips N.V., New York Shares (Netherlands)	2,747	134,053
Smith & Nephew PLC, ADR (United Kingdom)	1,352	64,991
		199,044
Health Care Providers & Services-0.48%
Fresenius Medical Care AG & Co. KGaA, ADR (Germany)	1,286	47,363
	Shares	Value
Hotels, Restaurants & Leisure-0.67%
Carnival PLC, ADR	565	$27,210
InterContinental Hotels Group PLC, ADR (United Kingdom)	570	39,142
		66,352
Insurance-1.72%
Aegon N.V., New York Shares (Netherlands)	4,261	19,303
Prudential PLC, ADR (United Kingdom)	3,924	149,465
		168,768
IT Services-0.03%
Endava PLC, ADR (United Kingdom)(b)	34	1,584
QIWI PLC, ADR (Russia)	83	1,607
		3,191
Media-0.78%
Criteo S.A., ADR (France)(b)	194	3,362
Pearson PLC, ADR (United Kingdom)	2,369	19,971
WPP PLC, ADR (United Kingdom)	757	53,209
		76,542
Metals & Mining-3.70%
ArcelorMittal S.A., New York Shares (Luxembourg)	1,942	34,063
BHP Group PLC, ADR (Australia)	3,205	150,667
Rio Tinto PLC, ADR (Australia)	3,021	179,326
		364,056
Multi-Utilities-1.45%
National Grid PLC, ADR (United Kingdom)	2,278	142,762
Oil, Gas & Consumable Fuels-17.39%
BP PLC, ADR (United Kingdom)	10,233	386,193
Eni S.p.A., ADR (Italy)	3,860	119,506
Equinor ASA, ADR (Norway)	3,343	66,559
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	6,346	374,287
Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	5,683	340,810
TOTAL S.A., ADR (France)	7,664	423,819
		1,711,174
Personal Products-4.80%
Unilever N.V., New York Shares (United Kingdom)	4,688	269,373
Unilever PLC, ADR (United Kingdom)	3,543	202,553
		471,926
Pharmaceuticals-22.03%
AstraZeneca PLC, ADR (United Kingdom)	7,962	396,985
GlaxoSmithKline PLC, ADR (United Kingdom)	7,574	355,902
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	93	9,724
Novartis AG, ADR (Switzerland)	7,740	732,901
Novo Nordisk A/S, ADR (Denmark)	5,031	291,194
Sanofi, ADR (France)	6,958	349,292
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	3,306	32,399
		2,168,397
Professional Services-1.57%
RELX PLC, ADR (United Kingdom)	6,105	154,273

Invesco BLDRS Europe Select ADR Index Fund (ADRU)—(continued)
December 31, 2019
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-4.43%
ASML Holding N.V., New York Shares (Netherlands)	1,292	$382,354
STMicroelectronics N.V., New York Shares (Switzerland)	1,989	53,524
		435,878
Software-4.96%
Micro Focus International PLC, ADR (United Kingdom)	1,101	15,447
Nice Ltd., ADR (Israel)(b)	189	29,324
Opera Ltd., ADR (Norway)(b)	129	1,193
SAP SE, ADR (Germany)	3,281	439,621
Talend S.A., ADR(b)	63	2,464
		488,049
Technology Hardware, Storage & Peripherals-0.25%
Logitech International S.A. (Switzerland)	525	24,759
	Shares	Value
Tobacco-3.00%
British American Tobacco PLC, ADR (United Kingdom)	6,948	$295,012
Wireless Telecommunication Services-1.79%
Mobile TeleSystems PJSC, ADR (Russia)	1,364	13,845
VEON Ltd., ADR (Russia)	2,026	5,126
Vodafone Group PLC, ADR (United Kingdom)	8,131	157,172
		176,143
TOTAL INVESTMENTS IN SECURITIES-99.73% (Cost $13,776,022)		9,814,697
OTHER ASSETS LESS LIABILITIES-0.27%		26,403
NET ASSETS-100.00%		$9,841,100

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.